Loss Per Share (EPS)	6 Months Ended
Jun. 30, 2023
Loss Per Share (EPS)
Loss Per Share (EPS)

26.Loss Per Share (EPS)

The Basic Earnings Per Share and the Diluted Earnings Per Share are calculated by dividing earnings for the year by the weighted average number of shares outstanding during the year. As the Company is incurring net losses, outstanding warrants have no dilutive effect. As such, there is no difference between the Basic and Diluted EPS.

EPS for June 2023 has been presented in the income statement taking into account resolutions adopted by the shareholders’ meeting of February 21, 2020. All existing preferred shares were converted into common shares, and then a share split of 500:1 was approved by the shareholders’ meeting.

	For the three months ended		For the six months ended
	June 30		June 30
	2023	2022	2023	2022
As at June 30, after conversion and share split
Outstanding common shares at period-end	28,661,985	25,836,279	28,661,985	25,836,279
Weighted average number of common shares outstanding	28,608,413	25,806,768	27,250,102	25,796,560
Number of shares resulting of the exercise of outstanding warrants	2,439,500	1,953,125	2,439,500	1,953,125

Basic and Diluted EPS for the three and six month period ended June 30, 2023 and 2022 based on weighted average number of shares outstanding after conversion and share split are as follows:

	For the three months ended		For the six months ended
	June 30		June 30
	2023	2022	2023	2022
Loss of year attributable to equity holders (in EUR)	(12,797,000)	(4,990,000)	(24,707,000)	(11,691,000)
Weighted average number of common shares outstanding (in units)	28,608,413	25,806,768	27,250,102	25,796,560
Basic earnings per share in EUR (EUR/unit)	(0.447)	(0.193)	(0.907)	(0.453)
Diluted earnings per share in EUR (EUR/unit)	(0.447)	(0.193)	(0.907)	(0.453)